Inventories (Details Narrative) - NZD ($)	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Disclosure of inventories [Abstract]
Inventory write-down	$ 364,660	$ 106,433	$ 185,026